[THE AMERICAN FUNDS GROUP(R)]
SMALLCAP WORLD FUND

1999
SEMI-ANNUAL REPORT

for the six months ended March 31

[cover: Global illustrations of North America, Europe, Australia/South Pacific areas]

SMALLCAP WORLD FUND(R) seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

SMALLCAP is one of the 29 mutual funds in The American Funds Group,(r) the nation's third-largest mutual fund family. For more than six decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

INVESTMENT HIGHLIGHTS (Total returns for periods ended March 31, 1999, with all distributions reinvested)

                                          Salomon Smith        Average Global

                          SMALLCAP        Barney World         Small Company

                          World Fund      Smallcap Index       Mutual Fund

Six months                +17.2%          +12.7%               +13.8%

One year                  - 10.1          - 12.2               - 12.8

Five years                +64.6           +30.8                +47.4

Since fund's              +182.9          +93.8                +118.0
inception on April
30, 1990

Since fund's              +12.4           +7.7                 +9.1
inception
(annualized)




ALL MARKET INDEXES CITED IN THIS REPORT ARE UNMANAGED AND INCLUDE REINVESTMENT OF ALL DISTRIBUTIONS. THE SALOMON SMITH BARNEY WORLD SMALLCAP INDEX TRACKS 5,000 PUBLICLY TRADED STOCKS IN 22 COUNTRIES WITH MARKET CAPITALIZATIONS BETWEEN $100 MILLION AND $1.2 BILLION. THE GLOBAL SMALL-CAPITALIZATION MUTUAL FUND AVERAGE IS COMPUTED BY LIPPER, INC.

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended March 31, 1999, assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods (sales charges are lower for accounts of $50,000 or more):

                                                        Average Annual

                            Total Return                Compound Return

Since inception on          +166.66%                    +11.63%
April 30, 1990

Five years                  +55.12%                     +9.18%

One year                    - 15.30%                      -




FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKE LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL INSTABILITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.

FELLOW SHAREHOLDERS:

We are pleased to report that SMALLCAP World Fund experienced a sizable bounce off the stock market's autumn lows. For the six months ended March 31, 1999, your fund gained 17.2% if you reinvested the dividend of 9 cents a share and capital gain distribution of $1.29 a share paid in December, as 98% of our shareholders did.

Once again, the fund handily outpaced the primary benchmarks we use to gauge its results. The Salomon Smith Barney World Smallcap Index, which tracks the fund's investment universe, gained 12.7%. The average return for global small-company mutual funds was a bit higher - 13.8% as reported by Lipper.

Once again as well, large-company stocks fared substantially better. Standard & Poor's 500 Composite Index, a leading gauge of mostly U.S. large-company stocks, gained 27.3% while the Morgan Stanley Capital International EAFE(r) (Europe, Australasia, Far East) Index, which measures large-company stocks in major markets outside North America, rose 22.5%.

Looking at longer periods, the fund's results compare very well with its universe, as the table at left shows. SMALLCAP ranks first of six global small-company funds over its lifetime, according to Lipper, third of 14 over five years and 14 of 40 over the past year. It has also outpaced the MSCI EAFE Index over its lifetime, though the fund has fallen well short of the S&P 500.

LARGE COMPANIES REMAIN DOMINANT

We suspect that continuing to watch large-company stocks march skyward while small-company stocks languish is beginning to try the patience of many shareholders. It might be helpful to quantify how unusual this situation is, and then attempt to explain why it has been happening.

First, it's important to understand that the very largest stocks are skewing the stock market's reported gains. Over the past six months, for example, the 20 largest stocks in the S&P 500 accounted for roughly 40% of the index's return; over the past 12 months, they accounted for half of the gain. During calendar year 1998, while the S&P rose 27% without dividends, the median price change among the 500 stocks was only 4.6% and 209 stocks actually declined in value.

[Begin Sidebar]
WHERE ARE SMALLCAP'S PORTFOLIO COMPANIES LOCATED?
Geographical distribution of net assets on March 31, 1999

THE AMERICAS                           58.9%

United States             52.8%

Canada                    4.4

Mexico                    .8

Brazil                    .6

Other Americas            .3

EUROPE                                 19.5%

United Kingdom            5.8%

Germany                   2.4

Sweden                    2.0

France                    1.8

Denmark                   1.5

Spain                     .9

Ireland                   .9

Finland                   .7

Turkey                    .5

Switzerland               .5

Other Europe              2.5

ASIA/PACIFIC                           9.9%

Australia                 2.7%

Japan                     1.7

Singapore                 1.5

Hong Kong                 1.4

Taiwan                    .7

New Zealand               .7

Indonesia                 .5

Other Asia/Pacific        .7

OTHER COUNTRIES                        2.8%

CASH & EQUIVALENTS                     8.9%

TOTAL                                  100.0%




[End Sidebar]
AN EXPLANATION OF THE TREND

Typically, earnings are what drive stock prices. This time around, however, investors are being driven by momentum, indexing and liquidity. Many investors are buying stocks simply because they are going up; the stocks that go up the most are the ones they buy the most of. This style of investing, dubbed "momentum investing" by the popular press, does not strike us as a particularly thoughtful method. In a rising market it clearly has advantages, but over time it can result in above-average volatility yet only average returns.

Indexing is another relatively new phenomenon, at least in terms of its popularity. Because unmanaged indexes are often weighted by capitalization, the larger stocks have a disproportionate effect on the index. Much like momentum investing, investors who index essentially buy more and more of the largest stocks. Foreign investors are similarly attracted to the largest stocks, but for a different reason: They value the liquidity these stocks provide. In other words, they can buy and sell them easily.

WHERE DO WE GO FROM HERE?

These factors explain why the situation exists; they don't tell us much about when or why it will end. To understand why we believe it will end, it is helpful to look at some basic facts: The Leuthold Group, an investment research firm, reports that today's price-to-earnings ratios, which are widely used to gauge stock market value, directly reflect a company's size. The larger the company, the higher the value the market is placing on it, with the very largest companies selling at a significant premium to all others.

Leuthold also reports that anticipated earnings growth is now fairly similar for all companies regardless of size, with a slight edge to small and midsize firms. The question we would ask is: How long can investors place a higher value on companies that aren't growing any faster, and may grow more slowly, than others?

This situation reminds us uncomfortably of the Nifty Fifty craze of the early 1970s. Then as now, a select group of very large stocks soared well above what reason, and earnings, could support. At the time it felt like their dominance would never end, but end it did, painfully, during the 1974 market decline.

We are by no means predicting a market decline today; indeed, the U.S. economy has rarely been stronger. But fewer and fewer big stocks pass the ultimate value test: Would you buy the entire company at this price if you had the chance? More and more small stocks still do. Sooner or later, investors will recognize their value. In the meantime, we'll continue to do what we do best: go out and find the most dynamic small companies on your behalf.

WHERE THE VALUES ARE

Recently, we've been finding good values as far afield as technology firms in Israel and cellular phone companies in Brazil. Germany, Japan and Singapore have provided particularly fertile ground for new investments, but even the U.S. market offers an abundance of choice among small-company stocks.

Among industries, technology offers lots of attractive values, while contract manufacturing and outsourcing continue to be sources of good ideas as well. We have even invested in the occasional Internet stock - although prices have typically risen so fast after each initial public offering that our holding periods have been unusually short.

WHAT HELPED, WHAT HURT

Many of the fund's best stocks during the period were technology and media companies, as the best and worst holdings listed on page 5 indicate. Investors worldwide seem to have insatiable appetites for companies, large or small, that create or deliver information. Takeover activity has been intense, especially in media and technology - where good ideas seem easier to buy than originate.

Shipping stocks were among our worst performers during the six months. The Asian financial crisis crimped imports to the region, causing shipping levels and rates to decline precipitously.

It is also true that any stock reporting a disappointment, no matter how insignificant, has been accorded no mercy. Investors, all too aware that small-company stocks can be difficult to sell, have quickly sent perfectly good stocks down 50% or more for even short-term earnings shortfalls. While it is painful when you hold one of these stocks - and we held a few - such dramatic declines also provide unusual opportunities to invest in quality growth companies at very reasonable prices.

Of the 473 stocks we held throughout the period, 278 rose in price and 26 more than doubled - showing that even in a difficult market, stock selection can play an important role. We also added 114 new names while eliminating 132, some as a result of mergers, some because they had significantly outgrown our definition of small and some due to disappointing business developments.

STAYING THE COURSE

Our research and our experience clearly show there is nothing fundamentally wrong with small companies or with the concept of small-company investing. Beauty, however, is in the eye of the beholder, and small companies are today's ugly ducklings. But while we may now be in the midst of a one-decision market - "just buy the biggest stocks" - nothing in life (or the stock market) is ever that easy. If the market has taught us anything over the years, it is that if something seems too good to be true, it probably is.

We've been both pleased and frustrated with SMALLCAP's results in recent years
- pleased, because we've done well against the most relevant benchmarks; frustrated, because small-company stocks keep getting cheaper and cheaper relative to their larger counterparts. Sooner or later, that will undoubtedly change and, due to the illiquid nature of small-company stocks, will change quickly. In the meantime, we appreciate your patience and look forward to reporting to you again in six months.

Cordially,
/s/William R. Grimsley     /s/Gordon Crawford
William R. Grimsley        Gordon Crawford
Chairman of the Board      President

May 14, 1999

Smallcap World Fund, Inc.
Investment Portfolio March 31, 1999
Unaudited
Industry Diversification
Business & Public Services     13.83%
Broadcasting & Publishing    12.45
Electronic Components         6.91
Merchandising                 6.66
Leisure & Tourism             5.09
Other Industries             46.15
Cash & Equivalents            8.91

                               Percent  Percentage Price
                                    of Change for the Six
                                   Net      Months Ended
Largest Equity Holdings         Assets           3/31/99
PMC-Sierra                        1.87%          +123.3%
TV Guide                        1.36              +149.0
Century Communications          1.23               +94.5
ISS-International Service Sy    1.15               +23.2
United International Holding     .93              +349.0
Jones Intercable                 .88               +58.5
Andrx                            .87              +148.0
USWeb/CKS                        .86              +215.8
SkyTel Communications            .85                -8.3
Micrel                           .82               +88.9

OUR 10 MOST SUCCESSFUL HOLDINGS
Holdings owned throughout the six months ended 3/31/99
United International Holdings
 (U.S. cable television)                        +349.0%
KeraVision (U.S. eye-care products)             +258.8
USWeb/CKS (U.S. Internet services)              +215.8
UMW Holdings
 (Malaysian industrial equipment)               +203.8
Flextronics International
 (U.S. contract manufacturing)                  +187.8
Macromedia
 (U.S. multimedia computer tools)               +178.9
EM.TV & Merchandising
 (German TV producer)                           +158.2
Fujitsu Support and Service
 (Japanese computer support)                    +157.1
TV Guide (U.S. publisher)                       +149.0
Andrx
 (U.S. generic pharmaceuticals)                 +148.0

OUR 10 LEAST SUCCESSFUL HOLDINGS
Holdings owned throughout the six months ended 3/31/99
ROMAC International
 (U.S. employment services)                     -52.8%
Renaissance Worldwide
 (U.S. technology services)                     -52.9
Franklin Covey
 (U.S. time-management products)                -54.0
Hornbach Holding (German home
 improvement stores)                            -54.0
Mobel Walther
 (German home furnishings)                      -55.8
Frontline
 (Bermuda-based shipping firm)                  -56.3
Corporate Services Group
 (U.K. employment services)                     -57.7
InaCom
 (U.S. communications products)                 -58.9
Aminex (Irish oil producer)                     -62.0
Waterfront Shipping
 (Norwegian tankers)                            -79.0

Smallcap World Fund, Inc.
Investment Portfolio March 31, 1999
Unaudited



                                                                        Shares      Market     Percent
Equity Securities                                                 or Principal       Value      Of Net
(common and preferred stocks and convertible debentures)                Amount        (000)     Assets
Business & Public Services  -  13.83%
ISS-International Service System A/S, Class B (Denmark)               1,350,000     $87,766      1.15%
USWeb/CKS (USA) (1)                                                   1,590,000      65,587         .86
Sapient Corp. (USA) (1)                                                 718,000      51,247         .67
Flextronics International Ltd. (USA -- Incorporated in                  900,000      45,900         .60
Singapore) (1)
NCO Group, Inc. (USA) (1,2)                                             982,400      36,349         .48
ABR Information Services, Inc. (USA) (1,2)                            1,865,000      32,404         .43
Medicis Pharmaceutical Corp., Class A (USA) (1)                       1,050,000      31,500         .41
MSC Industrial Direct Co., Inc., Class A (USA) (1)                    1,771,000      30,107         .40
Midas, Inc. (USA)                                                       852,000      28,435         .37
Black Box Corp. (USA) (1)                                               878,000      27,218         .36
Falck A/S (Denmark)                                                     295,000      24,132         .32
Bally Total Fitness Holding Corp. (USA) (1)                           1,010,500      24,126         .32
CBT Group PLC (ADR) (Ireland) (1)                                     2,050,000      23,447         .31
Protection One, Inc. (USA) (1)                                        3,748,800      23,430         .31
ChoicePoint Inc. (USA) (1)                                              460,000      22,942         .30
Concord EFS, Inc. (USA) (1)                                             794,100      21,887         .29
Kroll-O'Gara Co. (USA) (1)                                              782,500      21,225         .28
Regis Corp. (USA)                                                       775,500      20,648         .27
Rental Service Corp. (USA) (1)                                        1,100,000      19,250         .25
Rhon-Klinikum AG, preferred (Germany)                                   187,100      18,174         .24
Trigon Healthcare, Inc. (USA) (1)                                       525,700      18,005         .24
Corporate Services Group PLC (United Kingdom) (3)                     7,528,427       8,745
Corporate Services Group PLC 7.50%                                   $6,000,000       5,808         .22
convertible debentures 2005
Corporate Services Group PLC                                          2,000,000       2,323
ProBusiness Services, Inc. (USA) (1)                                    400,000      16,800         .22
Casella Waste Systems, Inc., Class A (USA) (1)                          675,500      15,241         .20
Photobition Group PLC (United Kingdom)                                3,678,070      14,063         .19
Enator AB (Sweden)                                                      446,350      12,821         .17
Brunel International NV (Netherlands)                                   592,892      12,543         .17
Bright Horizons Family Solutions, Inc. (USA) (1)                        555,000      12,141         .16
Insignia/ESG Holdings, Inc. (USA) (1)                                   785,700      11,049         .15
Automatic Data Processing, Inc. (USA)                                   252,587      10,451         .14
Intershop Communications AG (Germany) (1)                                53,100      10,144         .13
PubliGroupe Ltd. (Switzerland)                                           23,000       9,975         .13
Budget Group, Inc., Class A (USA) (1)                                   800,000       9,800         .13
Pittston Brink's Group (USA)                                            400,000       9,400         .12
ITT Educational Services, Inc. (USA) (1)                                250,000       9,391         .12
Lason, Inc. (USA) (1)                                                   162,400       9,135         .12
Iron Mountain Inc. (USA) (1)                                            291,000       9,094         .12
OneMain.com, Inc. (USA) (1)                                             246,100       8,921         .12
APCOA Parking AG (Germany) (2)                                          120,800       8,879         .12
MDC Communications Corp., Class A (Canada) (1,2)                        970,933       8,695         .11
InaCom Corp. (USA) (1)                                                1,104,000       8,556         .11
ROMAC International, Inc. (USA) (1)                                     996,300       8,469         .11
Sapiens International Corp. NV (Israel) (1)                             800,000       8,350         .11
Kanamoto Co., Ltd. (Japan)                                            1,086,000       7,161         .09
Peapod, Inc. (USA) (1)                                                  600,000       6,562         .09
PSD Group PLC (United Kingdom)                                          978,000       6,390         .08
Renaissance Worldwide Inc. (USA) (1)                                  1,000,000       6,188         .08
Sylvan Learning Systems, Inc. (USA) (1)                                 219,850       6,018         .08
BPP Holdings PLC (United Kingdom)                                       650,000       5,395         .07
Bellsystem24 Inc. (Japan)                                                15,000       5,129         .07
AHL Services, Inc. (USA) (1)                                            250,000       5,125         .07
Superior Consultant Holdings Corp. (USA) (1)                            150,000       5,119         .07
International Container Terminal Services, Inc., 1.75%               $5,905,000       5,019         .07
 convertible debentures 2004 (Philippines)
E-Pub (Holdings) Ltd. (Austria) (1)                                       9,466       4,904         .06
Mosaic Group Inc. (Canada) (1)                                        1,773,300       4,705         .06
REMARQ Communities, Series B,                                           548,000       4,658         .06
convertible preferred  (USA) (1,3,4)
Mac-Gray Corp. (USA) (1)                                                482,000       4,428         .06
GTS Duratek, Inc. (USA) (1)                                             811,100       4,157         .05
American Healthcorp, Inc. (USA) (1,2)                                   522,000       3,980         .05
Formula Systems (1985) Ltd. (ADR) (Israel) (1)                          154,400       3,966         .05
AmSurg Corp., Class B (USA) (1)                                         309,972       2,170
AmSurg Corp., Class A  (1)                                              250,000       1,750         .05
Market Facts, Inc. (USA) (1)                                            175,600       3,863         .05
MEDION AG (Germany) (1)                                                  22,300       3,863         .05
Snyder Communications, Inc. (USA) (1)                                   130,000       3,624         .05
Fujitsu Support and Service Inc. (Japan)                                 36,000       3,526         .05
American Dental Partners, Inc. (USA) (1,2)                              443,000       3,489         .05
Franklin Covey Co. (USA) (1)                                            375,000       3,375         .04
Taylor Nelson Sofres PLC (United Kingdom)                             1,454,500       3,238         .04
Lernout & Hauspie Speech Products NV                                    100,000       3,000         .04
(Belgium) (1)
UroCor, Inc. (USA) (1,2)                                                600,000       2,925         .04
PRT Group Inc. (USA) (1,3)                                              761,960       2,524         .03
First Consulting Group, Inc. (USA) (1)                                  225,000       2,503         .03
Lorien PLC (United Kingdom)                                             819,663       2,380         .03
Primark Corp. (USA) (1)                                                  89,102       1,893         .03
Autoweb.com, Inc. (USA) (1)                                              43,700       1,557         .02
Transportes Azkar, SA (Estonia) (1)                                     100,000       1,241         .02
Coinmach Laundry Corp., Class A (USA) (1)                                80,000         820         .01
TeleTech Holdings, Inc. (USA) (1)                                       122,600         805         .01
Four Media Co. (USA) (1)                                                 43,300         260         .00
Metropolis Transactive Holdings Ltd.                                    313,226         188         .00
 (South Africa) (1)

Broadcasting & Publishing  -  12.45%
TV Guide, Inc., Class A (formerly United                              2,800,000     103,250        1.36
Video Satellite Group, Inc.) (USA) (1)
Century Communications Corp., Class A (USA) (1)                       2,020,000      93,804        1.23
United International Holdings, Inc., Class A (USA) (1)                1,625,000      70,687         .93
Jones Intercable, Inc., Class A (USA) (1)                             1,705,000      67,241         .88
Adelphia Communications Corp., Class A (USA) (1)                        945,000      59,535         .78
Flextech PLC (United Kingdom) (1)                                     4,442,100      56,651         .74
Westwood One, Inc. (USA) (1)                                          1,943,100      55,378         .73
Scottish Media Group PLC (United Kingdom)                             3,280,000      45,799         .60
Antena 3 de Television, SA (GDR) (Spain) (1,2,3,4)                        1,500      39,207         .52
United Television, Inc. (USA)                                           350,000      36,400         .48
Shaw Communications Inc., Class B (Canada)                            1,050,000      33,781         .44
SBS Broadcasting SA (formerly Scandinavian
Broadcasting System SA)
 (Denmark--Incorporated in Luxembourg) (1,2)                            970,650      31,182         .41
CanWest Global Communications Corp. (Canada)                          1,554,946      20,629         .27
Class Editori SpA, Class A (Italy) (1)                                2,082,000      18,507         .24
Chrysalis Group PLC (United Kingdom)                                  1,474,000      18,192         .24
Ascent Entertainment Group, Inc. (USA) (1,2)                          1,573,800      17,213         .23
Central European Media Enterprises Ltd., Class A                      1,170,000      15,064         .20
 (USA -- Incorporated in Bermuda) (1)
Rural Press Ltd. (Australia)                                          3,726,466      12,316         .16
Antenna TV SA (ADR) (Greece) (1)                                        900,000      11,700         .15
Australian Provincial Newspapers Holdings                             5,518,911      10,559         .14
Ltd. (Australia)
HIT Entertainment PLC (United Kingdom) (2)                            1,053,420      10,367         .14
Ten Network Holdings Ltd. (Australia)                                 6,500,000      10,328         .14
NRJ SA (France)                                                          47,284       9,492         .12
ENDEMOL Entertainment Holding NV                                        245,520       8,347         .11
 (Netherlands) (1)
Sky Network Television Ltd. (ADR) (New Zealand) (1)                     376,000       6,862         .09
Agora SA (Poland) (1)                                                   625,000       6,750         .09
Media General, Inc., Class A (USA)                                      139,500       6,487         .09
Primedia Ltd., units (South Africa)                                   3,318,508       6,463         .08
GWR Group PLC (United Kingdom)                                        1,093,000       6,436         .08
Teletypos SA (Greece)                                                   418,000       6,214         .08
Modern Times Group MTG AB, Class B (ADR)                                 69,200       6,159         .08
 (Sweden) (1)
@ Entertainment Inc. (USA) (1)                                          635,000       6,033         .08
CD Radio Inc. (USA) (1)                                                 175,900       4,573         .06
Sondagsavisen A/S (Denmark)                                              80,000       4,475         .06
CHUM Ltd., nonvoting, Class B (Canada)                                  158,200       4,198         .06
Investec--Consultoria Internacional, SA (Portugal)                       99,000       3,783         .05
Matav-Cable Systems Media Ltd. (ADR) (Israel)                           135,000       3,712         .05
Southern Star Group Ltd. (Australia)                                  3,870,000       3,690         .05
Alma Media Oyj (Finland)                                                126,400       3,547         .05
TVA Group Inc., Class B  (Canada) (1)                                   243,600       3,232         .04
P4 Radio Hele Norge ASA (Norway)                                        960,000       3,230         .04
United Broadcasting Corp. (formerly International                     5,800,000       2,318         .03
Broadcasting Corp. Ltd.) (Thailand) (1)
Grupo Radio Centro, SA de CV (ADR) (Mexico)                             420,000       2,310         .03
StoryFirst Communications Inc., convertible preferred,                    4,022       1,207         .02
Class B (Russia) (1,3,4)

Electronic Components  -  6.91%
PMC-Sierra, Inc. (USA) (1,2)                                          1,995,000     142,019        1.87
Micrel, Inc. (USA) (1,2)                                              1,246,000      62,378         .82
Sanmina Corp. (USA) (1)                                                 917,000      58,459         .77
NatSteel Electronics Ltd (Singapore)                                 17,700,000      48,403         .64
Venture Manufacturing (Singapore) Ltd (Singapore)                     5,887,000      26,604
Venture Manufacturing (Singapore) Ltd (3)                             2,710,000      12,247         .51
Cymer, Inc. (USA) (1)                                                 1,182,700      23,506         .31
Acer Display Technology (Taiwan) (1,3,4)                             36,000,000      19,565         .26
DuPont Photomasks, Inc. (USA) (1)                                       450,000      17,831         .23
Level One Communications, Inc. (USA) (1)                                340,000      16,532         .22
Photronics, Inc. (USA) (1)                                              850,000      15,831         .21
Littelfuse, Inc. (USA) (1)                                              800,000      14,700         .19
Applied Micro Circuits Corp. (USA) (1)                                  225,000       9,619         .13
Wus Printed Circuit Co., Ltd. (Taiwan) (1)                            5,827,000       9,501         .12
Kinpo Electronics, Inc. (Taiwan) (1)                                  7,500,000       8,831         .12
Rogers Corp. (USA) (1)                                                  355,400       8,796         .12
Unicap Electronics Industrial Corp. (Taiwan) (1)                      7,836,543       8,755         .11
Varitronix International Ltd. (Hong Kong --                           4,562,000       7,124         .09
Incorporated in Bermuda) (1)
Malaysian Pacific Industries Bhd. (Malaysia) (4)                      4,420,000       6,688         .09
Option International NV (Belgium) (1)                                   280,000       6,384         .08
MegaChips Corp. (Japan)                                                  30,000       1,748         .02

Merchandising  -  6.66%
EM. TV & Merchandising AG (Germany)                                      54,000      46,334         .61
Michaels Stores, Inc. (USA) (1)                                       1,400,000      34,563         .45
Sunglass Hut International, Inc. (USA) (1,2)                          3,200,000      33,600         .44
Zale Corp. (USA) (1)                                                    798,700      27,306         .36
PETsMART, Inc. (USA) (1)                                              3,150,000      25,298         .33
Cost Plus, Inc. (USA) (1,2)                                             855,000      25,116         .33
DFS Furniture Co. PLC (United Kingdom)                                4,952,700      20,295         .27
Komori Corp. (Japan)                                                  1,001,400      19,698         .26
Lands' End, Inc. (USA) (1)                                              560,000      19,390         .25
GrandVision SA (France)                                                 681,704      18,063         .24
Homac Corp. (Japan)                                                     968,100      17,981         .24
Migros Turk TAS (Turkey)                                             13,634,675      17,933         .23
Rent-Way, Inc. (USA) (1)                                                600,000      14,400         .19
Haverty Furniture Companies, Inc. (USA)                                 545,000      13,829         .18
Claire's Stores, Inc. (USA)                                             450,000      13,556         .18
Jo-Ann Stores, Inc., Class A  (USA) (1,2)                               525,000       7,219
Jo-Ann Stores, Inc., Class B  (1,2)                                     525,000       5,644         .17
Gymboree Corp. (USA) (1,2)                                            1,435,600      12,831         .17
Controladora Comercial Mexicana, SA de CV,                           10,737,000      10,562         .14
units (Mexico)
Williams-Sonoma, Inc. (USA) (1)                                         234,099       6,613
Williams-Sonoma, Inc. (1,3)                                             134,099       3,788         .14
Intelligent Systems Corp., Class C, preferred                         1,434,700      10,000         .13
(USA) (1,3,4)
iMALL, Inc. (USA) (1)                                                   540,000       8,708         .11
Sixt AG (Germany)                                                       101,136       6,222
Sixt AG, nonvoting preferred                                             36,768       1,905         .11
Sports Authority, Inc. (USA) (1)                                      1,100,000       8,044         .10
Whitehall Jewellers, Inc. (formerly Marks Bros.                         510,000       7,841         .10
Jewelers, Inc.) (USA) (1,2)
Jean Coutu Group (PJC) Inc., Class A (Canada)                           333,400       7,077         .09
School Specialty, Inc. (USA) (1)                                        352,000       6,886         .09
AnnTaylor, Inc. (USA) (1)                                               150,000       6,628         .09
Hanover Direct, Inc. (USA) (1)                                        2,209,400       6,214         .08
Mobel Walther AG, nonvoting preferred (Germany)                         260,000       4,462
Mobel Walther AG                                                         88,000       1,520         .08
Hornbach Holding AG, preferred (Germany)                                142,650       5,419         .07
Chapters Inc. (Canada) (1)                                              324,200       5,054         .07
PlanetRx Inc., preferred, Series B (USA) (1,3,4)                      1,000,000       5,000         .07
Piercing Pagoda, Inc. (USA) (1,2)                                       502,500       4,491         .06
EUROBIKE AG (Germany) (2)                                               364,000       4,439         .06
Liquidation World Inc. (Canada) (1,2)                                   450,000       4,179         .05
Dickson Concepts (International) Ltd. (Hong Kong                      4,575,699       3,720         .05
-- Incorporated in Bermuda)
Athlon Groep NV (Netherlands)                                           125,000       3,285         .04
Homeplace Holdings Inc., 7.00% convertible                               30,200       2,001         .03
preferred, Series C (USA) (1,4)

Leisure & Tourism  -  5.09%
Cheesecake Factory Inc. (USA) (1,2)                                   1,295,500      30,768         .40
Imax Corp. (Canada) (1,2)                                             1,558,000      30,381         .40
J D Wetherspoon PLC (United Kingdom)                                  6,204,935      28,029         .37
Consolidated Products, Inc. (USA) (1,2)                               1,562,500      27,441         .36
Village Roadshow Ltd. (Australia)                                     8,201,596      14,977
Village Roadshow Ltd., Class A, 5.50% preferred                       6,459,896      10,675         .34
Extended Stay America, Inc. (USA) (1)                                 2,500,000      25,469         .33
Vail Resorts, Inc. (USA) (1)                                          1,494,600      23,727         .31
Four Seasons Hotels Inc. (Canada)                                       529,707      22,260         .29
Alliance Atlantis Communications Corp.,                                 917,500      14,455
nonvoting, Class B (Canada) (1,2)
Alliance Atlantis Communications Corp.,                                 322,700       4,945         .26
Class A  (1,2)
CINAR Films Inc., Class B (Canada) (1)                                  830,600      19,104         .25
Florida Panthers Holdings, Inc., Class A (USA) (1)                    1,175,000       9,106
Florida Panthers Holdings, Inc., Class A,                               500,000       3,875
1997 Series (1,3)
Florida Panthers Holdings, Inc., Class A,                               231,730       1,720         .19
1999 Series  (1,3,4)
Ruby Tuesday, Inc. (USA)                                                841,800      14,626         .19
Station Casinos, Inc. (USA) (1)                                       1,133,200      14,448         .19
Hoyts Cinemas Ltd., units (Australia)                                10,410,414      13,842         .18
CinemaxX AG (Germany) (1)                                               299,409       8,887         .12
Spelling Entertainment Group Inc. (USA) (1)                           1,000,000       8,750         .12
Kinowelt Medien AG (Germany) (1)                                         50,000       8,635         .11
CineMedia Film AG (Germany) (1)                                          95,237       7,658         .10
Morton's Restaurant Group, Inc. (USA) (1,2)                             415,000       6,432         .09
Gaumont SA (France)                                                      94,835       6,039         .08
Lions Gate Entertainment Corp. (Canada) (1,2)                         1,383,334       5,047         .07
Capital Corp. PLC (United Kingdom)                                    3,500,000       4,630         .06
Silverleaf Resorts, Inc. (USA) (1)                                      550,000       4,400         .06
Mandarin Oriental International Ltd. (Singapore)                      6,540,217       4,251         .06
I T International Theatres Ltd. (Israel) (1)                            300,000       4,005         .05
Filmes Lusomundo, SA, preferred (Portugal)                              292,500       3,157         .04
Norsk Lotteridrift ASA (Norway) (1,2)                                   965,000       3,122         .04
Johnnies Industrial Corp. Ltd. (South Africa)                           367,454       2,338         .03

Health & Personal Care  -  5.00%
Andrx Corp. (USA) (1,3)                                                 730,000      66,521         .87
Gilead Sciences, Inc. (USA) (1)                                         600,000      27,300         .36
Inhale Therapeutic Systems, Inc. (USA) (1,2,3)                        1,000,000      27,125         .36
Nobel Biocare AB (Sweden) (2)                                         1,391,900      19,143         .25
Vertex Pharmaceuticals Inc. (USA) (1)                                   730,000      18,432         .24
Anesta Corp. (USA) (1,2)                                                740,000      16,696         .22
Mentor Corp. (USA)                                                    1,080,000      15,863         .21
Zonagen, Inc. (USA) (1,2)                                               640,000      13,760         .18
Scios Inc. (USA) (1)                                                  1,485,000      13,458         .18
Pharmacyclics, Inc. (USA) (1,2,3)                                       580,000       9,570
Pharmacyclics, Inc.  (1,2)                                              215,000       3,548         .17
Aviron (USA) (1)                                                        605,000      12,251         .16
KeraVision, Inc. (USA) (1,2)                                            795,000      12,124         .16
ImClone Systems Inc. (USA) (1)                                          650,000      10,969         .14
Thermedics Inc. (USA) (1)                                             1,390,000       9,817         .13
Ocular Sciences, Inc. (USA) (1)                                         341,100       9,785         .13
COR Therapeutics, Inc. (USA) (1)                                        947,300       9,414         .12
Hollis-Eden Pharmaceuticals, Inc.  (USA) (1,2,3,4)                      555,556       8,559         .11
Protein Design Labs, Inc. (USA) (1)                                     500,000       7,531         .10
Vical Inc. (USA) (1)                                                    700,000       7,175         .09
Digene Corp. (USA) (1,2)                                                800,000       6,300         .08
Scotia Holdings PLC (United Kingdom) (1)                              3,476,900       5,890         .08
Neose Technologies, Inc. (USA) (1)                                      400,000       5,475         .07
OrthoLogic Corp. (USA) (1,2)                                          1,620,000       4,860         .06
GelTex Pharmaceuticals, Inc. (USA) (1)                                  329,900       4,639         .06
Cyberonics, Inc. (USA) (1,3)                                            479,000       4,550         .06
Computer Motion, Inc. (USA) (1,2)                                       434,900       4,349         .06
Dura Pharmaceuticals, Inc. (USA) (1)                                    300,000       4,237         .06
Genelabs Technologies, Inc. (USA) (1)                                 2,072,500       4,210         .06
NeoPath, Inc. (USA) (1)                                                 621,400       2,486
NeoPath, Inc.  (1,3,4)                                                  500,000       1,700         .06
Intercardia, Inc. (USA) (1)                                             360,000       2,880         .04
Grupo Casa Autrey, SA de CV (ADR) (Mexico)                              500,000       2,563         .03
AVANT Immunotherapeutics, Inc.  (USA) (1,3)                           1,000,000       1,563
AVANT Immunotherapeutics, Inc.  (1)                                     500,000         781         .03
CIMA LABS INC. (USA) (1,2)                                              617,200       1,890         .03
Gensia Sicor Inc. (USA) (1)                                             585,000       1,645         .02
Vision-Sciences, Inc. (USA) (1)                                         730,400       1,004         .01
Nature's Sunshine Products, Inc. (USA)                                   67,000         737         .01

Data Processing & Reproduction  -  4.22%
Macromedia, Inc. (USA) (1)                                            1,215,300      55,068         .72
HNC Software Inc. (USA) (1,2)                                         1,675,198      54,863         .72
Electronics for Imaging, Inc. (USA) (1)                                 850,000      33,150         .44
Saville Systems Ireland PLC (ADR) (Ireland) (1,2)                     2,200,000      26,950         .35
Datacraft Asia Ltd (Singapore)                                        8,991,058      21,040         .28
Nice Systems Ltd. (ADR) (Israel) (1,2)                                  625,000      18,437         .24
Remedy Corp. (USA) (1)                                                1,260,000      17,640         .23
Aspect Development, Inc. (USA) (1)                                      602,100      13,999         .18
Platinum Software Corp. (USA) (1)                                     1,820,000      13,422         .18
Primax Electronics Ltd. (Taiwan) (1)                                  7,991,428      10,713         .14
Scient Corp., convertible preferred, Series B                         1,417,323       9,000         .12
(USA) (1,3,4)
PictureTel Corp. (USA) (1)                                            1,193,300       8,353         .11
i2 Technologies, Inc. (USA) (1)                                         300,000       7,978         .11
Gretag Imaging Holding AG (Switzerland) (1)                              85,000       7,404         .10
NEON Systems, Inc. (USA) (1)                                            125,000       6,875         .09
National Computer Systems, Inc. (USA)                                   193,000       4,729         .06
Edify Corp. (USA) (1)                                                   720,700       3,919         .05
Great Plains Software, Inc. (USA) (1)                                   100,000       3,869         .05
Momentum Business Applications, Inc. (USA) (1,2)                        302,000       2,699         .04
Acer Computer International Ltd. (Singapore)                          2,300,000         897         .01

Electronic Instruments  -  3.24%
Plantronics, Inc. (USA) (1)                                             650,000      40,666         .53
Etec Systems, Inc. (USA) (1,2)                                        1,210,000      35,619         .47
Disco Corp. (Japan)                                                     709,000      27,534         .36
TranSwitch Corp. (USA) (1)                                              600,000      27,150         .36
L-3 Communications Corp. (USA) (1)                                      550,000      25,437         .33
Orbotech Ltd. (Israel) (1)                                              450,000      22,106         .29
Trimble Navigation Ltd. (USA) (1,2)                                   1,450,000      14,138         .19
ANTEC Corp. (USA) (1)                                                   570,000      12,255         .16
LoJack Corp. (USA) (1,2)                                              1,211,400       9,313         .12
Mercury Computer Systems, Inc. (USA) (1)                                490,000       8,820         .12
ASM Pacific Technology Ltd. (Hong Kong)                              16,487,000       8,723         .11
ThermoQuest Corp. (USA) (1)                                             510,000       6,184         .08
Lumonics Inc. (Canada) (1)                                              710,000       3,414         .05
Milltronics Ltd. - Milltronics Ltee (Canada) (1)                        392,200       2,667         .04
Micronic Laser Systems AB (Sweden) (1,3,4)                              466,666       2,158         .03

Banking  -  2.76%
Citizens Banking Corp. (USA)                                            700,000      25,200         .33
UST Corp. (USA)                                                         850,000      18,567         .24
Imperial Bancorp (USA) (1)                                            1,058,400      18,125         .24
FirstMerit Corp. (USA)                                                  680,000      17,510         .23
Laurentian Bank of Canada (Canada) (2)                                1,021,800      15,827         .21
Fulton Financial Corp. (USA)                                            684,425      15,699         .21
Provident Bankshares Corp. (USA)                                        595,350      15,553         .20
Yapi ve Kredi Bankasi AS (Turkey)                                   800,000,000      14,817         .20
Commerce Bancorp, Inc. (USA)                                            320,971      13,240         .17
Keystone Financial, Inc. (USA)                                          404,000      13,029         .17
Bank Handlowy w Warszawie SA (GDR) (Poland)                             950,000      11,543         .15
Banco de Galicia y Buenos Aires SA, Class B                             711,750      11,432         .15
(ADR) (Argentina)
AMCORE Financial, Inc. (USA)                                            477,900       9,887         .13
Pacific Bank, NA (USA)                                                  237,800       4,994         .07
Grupo Financiero BBV Probursa, SA de CV,                             16,785,500       2,382         .03
Class B (Mexico) (1)
Banco Rio de la Plata SA, Class B (ADR) (Argentina)                     221,000       2,127         .03

Energy Sources  -  2.64%
Newfield Exploration Co. (USA) (1)                                    1,800,000      40,725         .54
Ranger Oil Ltd. (Canada) (1,2)                                        7,018,915      28,076         .37
Fletcher Challenge Energy (New Zealand)                              13,909,226      26,670         .35
Oil Search Ltd. (Australia)                                          13,740,000      16,593
Oil Search Ltd. 9.50% convertible preferred                              50,000       3,426
Oil Search Ltd.  (3)                                                  2,300,000       2,778         .30
Encal Energy Ltd. (Canada) (1)                                        4,335,000      18,692         .25
QCT Resources Ltd. (Australia)                                       27,787,331      14,129         .19
Cairn Energy PLC (United Kingdom) (1)                                 6,000,000      10,890         .14
Premier Oil PLC (United Kingdom)                                     42,825,000       9,845         .13
Cabre Exploration Ltd. (Canada) (1,2)                                 1,099,000       9,477         .12
Ramco Energy PLC (United Kingdom) (1,2)                               1,597,000       5,926         .08
Novus Petroleum Ltd. (Australia)                                      4,895,605       4,549         .06
Paladin Resources NL (Australia) (1,2)                               11,270,998       3,273         .04
Det Sondenfjelds-Norske Dampskibsselskab                                400,000       2,717
ASA (Norway) (1)
Det Sondenfjelds-Norske Dampskibsselskab                                400,000         104         .04
ASA, rights, expire 1999  (1)
Arcon International Resources PLC (Ireland) (1)                      11,798,000       1,903         .02
Aminex PLC (Ireland) (1,3)                                            3,250,000         629
Aminex PLC  (1)                                                       1,000,000         194         .01
Anzoil NL (Australia) (1)                                             2,730,000         347         .00

Chemicals  -  2.43%
Valspar Corp. (USA)                                                   1,224,900      38,661         .51
OM Group, Inc. (USA)                                                  1,050,000      34,650         .45
Cambrex Corp. (USA) (2)                                               1,400,000      30,975         .41
Ionics, Inc. (USA) (1)                                                  750,000      22,594         .30
Airgas, Inc. (USA) (1)                                                2,074,500      17,374         .23
Bush Boake Allen Inc. (USA) (1)                                         533,600      14,674         .19
Kalon Group PLC (United Kingdom)                                      5,932,800      11,773         .15
Gurit-Heberlein AG (Switzerland)                                          3,000       7,510         .10
Georgia Gulf Corp. (USA)                                                495,000       5,538         .07
McWhorter Technologies, Inc. (USA) (1)                                  109,400       1,490         .02

Real Estate  -  1.98%
Unibail (France)                                                        263,749      33,021         .43
Castellum AB (Sweden)                                                 2,359,200      21,965         .29
Newhall Land and Farming Co. (USA)                                      850,000      20,294         .27
Cadiz Land Co., Inc. (USA) (1,2)                                      2,175,900      17,407         .23
CCA Prison Realty Trust (USA)                                           915,700      15,968         .21
TBI PLC (United Kingdom)                                              9,718,400      13,562         .18
Wiggins Group PLC (United Kingdom) (1)                               37,815,866       8,541         .11
Sponda Oyj (Finland)                                                  1,330,000       7,249         .09
Diligentia AB (Sweden)                                                  800,000       6,329         .08
Mandamus AB (Sweden) (1)                                                727,575       4,383         .06
Pillar Property PLC (United Kingdom)                                    400,000       2,017         .03

Insurance  -  1.86%
Independent Insurance Group PLC (United Kingdom) (2)                 13,940,000      61,059         .80
Mutual Risk Management Ltd. (USA --                                     900,000      34,425         .45
Incorporated in Bermuda)
HCC Insurance Holdings, Inc. (USA)                                    1,390,000      26,757         .35
Harleysville Group Inc. (USA)                                           370,000       7,169         .10
Clark/Bardes Holdings, Inc. (USA) (1)                                   386,000       6,562         .09
Lindsey Morden Group Inc. (Canada)                                      230,000       5,340         .07

Telecommunications  -  1.80%
SkyTel Communications, Inc. (USA) (1,2)                               3,895,000      64,754         .85
Intermedia Communications Inc. (USA) (1)                              1,150,000      30,619         .40
Global TeleSystems Group, Inc. (USA) (1)                                175,000       9,789         .13
Telinfo NV (Belgium)                                                     57,000       7,708         .10
EXPAND SA (France) (1)                                                  160,000       6,044         .08
Highpoint Telecommunications Inc. (Canada) (1,2)                      1,000,000       5,406         .07
CESKE RADIOKOMUNIKACE AS (GDR)                                          113,300       3,886         .05
(Czech Republic) (1)
Asia Satellite Telecommunications Holdings                            1,882,000       2,987         .04
Ltd. (China)
M-Cell Ltd. (South Africa)                                            1,484,000       2,312         .03
Esat Telecom Group PLC (ADR) (Ireland) (1)                               40,900       1,713         .02
TelDaFax AG (Germany) (1)                                                22,500         969         .02
Societe Europeenne de Communication SA,                                  62,280         815
Class B (ADR) (Luxembourg) (1)
Societe Europeenne de Communication SA,                                   6,920          91         .01
Class A (ADR)  (1)

Beverages & Tobacco  -  1.74%
Beringer Wine Estates Holdings, Inc., Class B (USA) (1)                 708,000      25,753         .34
Robert Mondavi Corp., Class A (USA) (1)                                 500,000      17,875         .24
Sanyo Coca-Cola Bottling Co., Ltd. (Japan) (1)                          600,000      13,170         .17
Oy Hartwall AB, Class A (Finland)                                       949,900      11,893         .16
Corporate Investments Ltd. (New Zealand) (2)                         27,900,000      11,506         .15
Brau und Brunnen AG (Germany) (1)                                       146,000      10,700         .14
Simeon Wines Ltd. (Australia) (2)                                     3,900,000      10,163         .13
Vitasoy International Holdings Ltd. (Hong Kong)                      27,250,000       7,912         .10
Quilmes Industrial SA, nonvoting preferred                              700,000       6,606         .09
(ADR) (Argentina)
Ege Biracilik ve Malt Sanayii AS (Turkey)                            61,103,600       6,397         .08
Guinness Anchor Bhd. (Malaysia) (4)                                   4,271,000       4,114         .06
AL-Ahram Beverages Co. (GDR) (Egypt) (1)                                120,000       3,822         .05
Petaluma Ltd. (Australia)                                               689,950       2,215         .03

Financial Services  -  1.49%
OM Gruppen AB (Sweden)                                                3,040,300      38,113         .50
Metris Companies Inc. (USA)                                             445,000      17,967         .24
Fidelity National Financial, Inc. (USA)                               1,150,000      17,250         .23
CB Richard Ellis Services, Inc. (USA) (1)                             1,042,800      17,206         .23
HealthCare Financial Partners, Inc. (USA) (1)                           367,000       9,588         .12
American Capital Strategies, Ltd. (USA)                                 314,000       5,377         .07
Medallion Financial Corp. (USA)                                         275,000       4,142         .05
JCG Holdings Ltd. (Hong Kong -- Incorporated in Bermuda)             13,000,000       3,691         .05

Food & Household Products  -  1.45%
PT Indofood Sukses Makmur Tbk (Indonesia) (1)                        51,000,000      32,023         .42
Geest PLC (United Kingdom)                                            2,250,000      16,026         .21
Grupo Industrial Maseca, SA de CV, Class B                            1,220,000      15,021         .20
(ADR)  (Mexico)
Metro-Richelieu Inc., Class A (Canada)                                  978,500      12,333         .16
Celestial Seasonings, Inc. (USA) (1,2)                                  530,000      11,461         .15
Royal Canin SA (France)                                                 147,300       8,156         .11
Fyffes PLC (Ireland)                                                  3,350,000       7,882         .10
L.D.C. SA (France)                                                       32,913       3,588         .05
Devro PLC (United Kingdom)                                            1,500,000       3,521         .05

Industrial Components  -  1.17%
Senior Engineering Group PLC (United Kingdom)                         9,100,000      22,242         .29
Kiekert AG (Germany)                                                    500,000      15,704         .21
Tower Automotive, Inc. (USA) (1)                                        805,400      15,001         .20
Superior TeleCom Inc. (USA)                                             562,500      10,617         .14
Koito Manufacturing Co., Ltd. (Japan)                                 1,670,000       7,980         .10
Hayes Lemmerz International, Inc. (USA) (1)                             300,000       7,050         .09
Pfeiffer Vacuum Technology AG (ADR) (Germany) (1)                       128,571       5,303         .07
Roper Industries, Inc. (USA)                                            150,000       3,581         .05
BTI Capital Trust 6.50% convertible preferred  (USA)                    107,000         990         .01
Material Sciences Corp. (USA) (1)                                        87,200         556         .01

Transportation: Shipping  -  1.16%
MIF Ltd. (Greece) (1,2)                                                 682,903      13,255         .18
Stolt-Nielsen SA, Class B (ADR) (Multinational)                       1,040,000      12,675         .17
ICB Shipping AB, Class B (Sweden)                                     1,969,000       9,586         .13
Ugland International Holdings PLC (United Kingdom) (2)                7,342,000       9,357         .12
Great Eastern Shipping Co. Ltd. (India) (2)                          14,402,500       7,654
Great Eastern Shipping Co. Ltd. (GDR)  (2)                              325,500         863         .11
Odfjell ASA, Class B (Norway)                                           445,000       4,434
Odfjell ASA, Class A                                                    214,320       2,191         .09
Bona Shipholding Ltd. (Norway) (1)                                      913,333       6,205         .08
N & T Argonaut AB, Class B (Sweden) (1)                               7,703,790       4,876         .07
Teekay Shipping Corp. (Bahamas)                                         200,000       3,300         .04
Benor Tankers Ltd. (Norway) (2)                                       1,240,000       3,209         .04
Knightsbridge Tankers Ltd. (Bermuda)                                    150,000       2,587         .03
Shipping Corp. of India Ltd. (India) (1)                              5,391,600       2,521         .03
Frontline Ltd. (Bermuda) (1)                                            483,300       1,793         .02
Wah Kwong Shipping Holdings Ltd. (Hong Kong)                          5,713,000       1,253         .02
Mosvold Shipping Ltd (Norway) (1)                                     2,580,000       1,018         .01
IMC Holdings Ltd. (Hong Kong)                                        11,000,000         852         .01
Waterfront Shipping ASA, rights, expire 1999 (Norway) (1)             3,411,000         477
Waterfront Shipping ASA  (1)                                          3,411,000          97         .01

Recreation & Other Consumer Products  -  0.97%
Infogrames Entertainment (France) (1)                                   343,000      22,619
Infogrames Entertainment, 2.00%                                          $9,272       3,050         .34
convertible debentures 2002
Infogrames Entertainment, warrants, expire 2001  (1)                     25,500         178
VTech Holdings Ltd. (Hong Kong)                                       6,925,000      19,973         .26
Movado Group, Inc. (USA)                                                440,000      11,000         .15
ACTIVISION, Inc. (USA) (1,3)                                            570,000       7,054         .09
edel music AG (Germany) (1)                                              14,000       5,077         .07
Metromedia International Group, Inc. (USA) (1)                        1,000,000       4,875         .06

Machinery & Engineering  -  0.90%
KCI Konecranes International Corp. (Finland)                            701,700      24,235         .32
Crompton & Knowles Corp. (USA)                                          671,200      10,571         .14
JOT Automation Group Oyj (Finland) (1)                                  200,000       9,474         .12
Thermo Fibertek Inc. (USA) (1)                                        1,200,000       8,625         .11
Miura Co., Ltd. (Japan)                                                 500,000       7,472         .10
Powerscreen International PLC (United Kingdom)                        1,778,000       4,272         .06
UMW Holdings Bhd. (Malaysia) (4)                                      2,505,500       2,664         .03
Chen Hsong Holdings Ltd. (Hong Kong --                               12,000,000       1,254         .02
Incorporated in Bermuda)

Textiles & Apparel  -  0.83%
Esprit Asia Holdings Ltd. (Hong Kong)                                39,314,000      19,786         .26
JJB Sports PLC (United Kingdom)                                       2,400,000      15,623         .21
Wolford Group (Austria) (2)                                             324,000      15,009         .20
Hartmarx Corp. (USA) (1,2)                                            1,787,900       8,716         .11
Culp, Inc. (USA)                                                        635,000       3,691         .05

Miscellaneous Materials & Commodities  -  0.76%
Intertape Polymer Group Inc. (Canada) (2)                             1,500,000      39,563         .52
Buckeye Technologies Inc. (USA) (1)                                     500,000       7,000         .10
Arisawa Mfg. Co., Ltd. (Japan)                                          380,000       4,668         .06
Carbide/Graphite Group, Inc. (USA) (1)                                  285,100       3,100         .04
Ashton Mining Ltd. (Australia -- Incorporated in Bermuda)             6,536,243       2,285         .03
PT PP London Sumatra Indonesia (Indonesia)                            6,486,400         773         .01
Sinocan Holdings Ltd. (Hong Kong --                                  36,608,000         189         .00
Incorporated in Bermuda)

Wholesale & International Trade  -  0.63%
Li & Fung Ltd. (Hong Kong)                                            7,800,000      16,508         .22
Brightpoint, Inc. (USA) (1,2)                                         2,732,500      16,139         .21
United Natural Foods, Inc. (USA) (1)                                    356,300       8,328         .11
Daewoo Corp., 0.50% convertible debentures                           $5,000,000       3,750         .05
2007 (South Korea)
Lazare Kaplan International Inc. (USA) (1,2)                            463,700       3,188         .04

Electrical & Electronics  -  0.61%
Gilat Satellite Networks Ltd. (Israel) (1)                              250,000      15,000         .20
Johnson Electric Holdings Ltd. (Hong Kong --                          5,088,000      14,347         .19
Incorporated in Bermuda)
ERG Ltd. (Australia)                                                  8,014,840       9,220         .12
InterCept Group, Inc. (USA) (1,2)                                       525,000       4,462         .06
Tandberg Television AS (Norway) (1)                                     381,500       2,666         .03
Advanced Systems Automation Ltd. (Singapore)                          2,250,000       1,128         .01

Appliances & Household Durables  -  0.51%
Pittway Corp., Class A (USA)                                          1,116,000      29,574         .39
Kudelski SA (Switzerland) (1)                                             2,358       9,413         .12

Utilities: Electric & Gas  -  0.50%
Australian Gas Light Co. (Australia)                                  3,895,920      27,858         .37
Centrais Eletricas de Santa Catarina SA - CELESC                        135,000       5,738         .07
 (ADR) (Brazil) (1)
Cia. de Electricidade do Estado do Rio de Janeiro -              16,329,200,000       3,713         .05
CERJ, ordinary nominative (Brazil) (1)
Espirito Santo Centrais Eletricas SA - ESCELSA,                          17,335         576         .01
ordinary nominative (Brazil)

Building Materials & Components  -  0.48%
Puerto Rican Cement Co., Inc. (USA) (2)                                 333,300      10,686         .14
Futuris Corp. Ltd. (Australia)                                        7,586,803       9,741         .13
Apasco, SA de CV (Mexico)                                             1,322,620       8,048         .10
Radex-Heraklith Industriebeteiligungs AG (Austria)                      225,000       6,120         .08
Cia. Cimento Portland Itau, preferred (Brazil)                       23,200,000       2,142         .03

Construction & Housing  -  0.44%
Palm Harbor Homes, Inc. (USA) (1)                                     1,118,906      24,336         .32
Societe Generale d'Entreprises (France)                                 200,000       9,412         .12

Multi-Industry  -  0.41%
Corporacion Financiera Alba, SA (Spain)                                 178,449      25,519         .34
Aboitiz Equity Ventures (Philippines) (1)                            86,063,940       3,434         .04
Cahya Mata Sarawak Bhd. (Malaysia) (4)                                5,556,000       2,486         .03

Transportation: Airlines  -  0.31%
Atlantic Coast Airlines Holdings, Inc. (USA) (1)                        850,000      23,906         .31
Philippine Airlines, Inc. (Philippines) (1,4)                        64,494,643           0         .00
PR Holdings, Inc., subscription rights (Philippines) (1,3,4)          1,730,000           0         .00

Equity Common Trusts  -  0.28%
Atle AB, Class A (Sweden)                                             1,590,000      21,480         .28

Automobiles  -  0.19%
Mahindra & Mahindra Ltd. (GDR) (India)                                1,795,948       9,967
Mahindra & Mahindra Ltd.                                                804,052       4,330         .19

Transportation: Rail & Road  -  0.17%
Tranz Rail Holdings Ltd. (ADR) (New Zealand)                          1,051,200       6,438         .09
Werner Enterprises, Inc. (USA)                                          245,000       3,859         .05
C.H. Robinson Worldwide, Inc. (USA)                                     100,000       2,544         .03

Forest Products & Paper  -  0.15%
Caraustar Industries, Inc. (USA)                                        385,000       8,855         .12
PT Indah Kiat Pulp & Paper Corp. Tbk (Indonesia) (1)                  8,707,000       2,480         .03

Metals: Nonferrous  -  0.13%
Kaiser Aluminum Corp. (USA) (1)                                       1,850,000      10,059         .13

Gold Mines  -  0.07%
Ashanti Goldfields Co. Ltd. (Ghana)                                     400,000       3,190         .04
Avocet Mining PLC (United Kingdom) (1,2)                              3,850,000       1,693         .02
Philippine Gold PLC (United Kingdom) (1,2)                            4,953,700         719         .01

Energy Equipment  -  0.07%
Shaw Industries Ltd., Class A (Canada)                                  750,000       5,050         .07

Aerospace & Military Technology  -  0.05%
Orbital Sciences Corp., 5.00% convertible                            $2,500,000       3,050         .04
debentures 2002 (USA) (3)
Alvis PLC (United Kingdom)                                              160,700         415         .01

Metals: Steel  -  0.04%
Tubos de Acero de Mexico, SA (ADR) (Mexico)                             335,547       3,020         .04
Ispat Industries Ltd., 3.00% convertible debentures                  $1,000,000         230         .00
2001 (India)

Miscellaneous - 4.71%
Other equity securities in initial period of acquisition                            358,564        4.71
                                                                                 ---------      ------
TOTAL EQUITY SECURITIES (cost: $6,189,644,000)                                    6,931,732       91.09
                                                                                 ---------      ------

                                                                     Principal
                                                                        Amount
SHORT-TERM SECURITIES                                                    (000)

Corporate Short-Term Notes - 6.57%
DaimlerChrysler AG 4.80%-4.84% due 4/7-6/1/1999                       $  71,890      71,597         .94
Bayerische Motoren Werke AG 4.77%-4.82%                                  61,419      61,142         .80
due 4/9-5/14/1999
Halifax PLC 4.81%-4.82% due 4/12-4/27/1999                               57,900      57,736         .76
Abbey National North America 4.81%-4.90%                                 55,000      54,863         .72
due 4/7-5/3/1999
Commonwealth Bank of Australia 4.78%-4.83%                               50,000      49,848         .66
due 4/14-4/30/1999
Diageo Capital PLC 4.81%-4.82% due                                       45,500      45,250         .59
4/23-5/20/1999 (3)
Lloyds Bank PLC 4.83%-4.84% due 4/1-4/6/1999                             43,800      43,780         .58
Westpac Banking Corp. 4.82% due 4/13/1999                                40,000      39,931         .53
BP America Inc. 4.79%-4.80% due 5/13-5/14/1999                           35,300      35,096         .46
Siemens Capital Corp. 4.83% due 5/19/1999                                30,000      29,814         .39
Barclays U.S. Funding Corp. 4.76% due 4/9/1999                           10,900      10,887         .14

Federal Agency Discount Notes - 1.32%
Fannie Mae 4.74%-4.78% due 4/6-6/10/1999                                101,149     100,408        1.32

Non-U.S. Currency - 0.05%
New Taiwanese Dollar                                                NT$119,260        3,601         .05

                                                                               -----------    --------
TOTAL SHORT-TERM SECURITIES (cost: $604,633,000)                                    603,953        7.94
                                                                               -----------    --------
TOTAL INVESTMENT SECURITIES (cost: $6,794,277,000)                                7,535,685       99.03

Excess of cash and receivables over payables                                         73,502         .97
                                                                               -----------    --------
NET ASSETS                                                                       $7,609,187    100.00%
                                                                                  ========      ======

1  Non-income-producing security.
2  Represents an affiliated company as defined under the
  Investment Company Act of 1940.
3 Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
4 Valued under procedures established by the Board of Directors.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts



See Notes to Financial Statements

SMALLCAP World Fund
FINANCIAL STATEMENTS
Unaudited
----------------------------------------  ------------  -----------------
Statement of Assets and Liabilities        (dollars in  thousands, except
at March 31, 1999                                         per-share data)
----------------------------------------  ------------  -----------------
Assets:
Investment securities at market:
Unaffiliated issuers (cost: $5,536,189)     $6,208,881
Affiliated issuers (cost: $1,258,088)        1,326,804
                                          ------------         $7,535,685
Cash                                                                  256
Receivables for -
 Sales of investments                          112,387
 Sales of fund's shares                          6,190
 Dividends and interest                          8,895            127,472
                                          ------------  -----------------
                                                                7,663,413
Liabilities:
Payables for -
 Purchases of investments                       22,311
 Repurchases of fund's shares                   23,241
 Management services                             4,349
 Other expenses                                  4,325             54,226
                                          ------------  -----------------
Net Assets at March 31, 1999 -
 Equivalent to $24.51 per share on
 310,479,265 shares of $0.01 par value
 capital stock outstanding (authorized
 capital stock - 400,000,000 shares)                           $7,609,187
                                                        =================


Statement of Operations
for the six months ended March 31, 1999    (dollars in         thousands)
----------------------------------------  ------------  -----------------
Investment Income:
Income:
 Dividends (includes $5,655 from affilia    $   26,646
 Interest                                       19,173         $   45,819
                                          ------------
Expenses:
 Management services fee                        25,709
 Distribution expenses                           9,706
 Transfer agent fee                              4,480
 Reports to shareholders                           457
 Registration statement and
  prospectus                                       245
 Postage, stationery and supplies                  791
 Directors' fees                                    77
 Auditing and legal fees                            69
 Custodian fee                                     676
 Taxes other than federal income tax               189
 Other expenses                                    100             42,499
                                          ------------  -----------------
 Net investment income                                              3,320
                                                        -----------------
Realized Loss and Unrealized
 Appreciation on Investments:
Net realized loss (includes $40,586 net
 loss from affiliates)                                           (108,001)
Change from unrealized depreciation to
 unrealized appreciation on investments:
 Beginning of period                          (558,923)
 End of period                                 738,982
  Net unrealized appreciation on investm  ------------          1,297,905
                                                        -----------------

 Net realized loss and unrealized appreciation
  on investments                                                1,189,904
                                                        -----------------
Net Increase in Net Assets Resulting
 from Operations                                               $1,193,224
                                                        =================

Statement of Changes in Net
 Assets                                    (dollars in         thousands)
---------------------------------------- -------------  -----------------
                                            Six Months         Year Ended
                                        Ended 3/31/99 *           9/30/98
                                          ------------  -----------------
Operations:
Net investment income                      $     3,320       $     23,809
Net realized gain (loss) on investments       (108,001)           493,492
Net unrealized appreciation (depreciation)
 on investments                              1,297,905         (2,424,139)
                                          ------------ ------------------
 Net increase (decrease) in net assets
  resulting from operations                  1,193,224         (1,906,838)
                                          ------------ ------------------
Dividends and Distributions Paid
 to Shareholders:
Dividends from net
 investment income                             (28,122)           (15,213)
Distributions from net realized
 gain on investments                          (403,092)          (760,633)
                                          ------------ ------------------
 Total dividends and
  distributions                               (431,214)          (775,846)
                                          ------------ ------------------
Capital Share Transactions:
Proceeds from shares sold:
 25,756,587 and 54,562,618
 shares, respectively                          617,440          1,498,043
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and
 distributions of net realized
 gain on investments:
 17,698,052 and 29,239,348
 shares, respectively                          415,013            743,523
Cost of shares repurchased:
 53,716,598 and 64,322,473
 shares, respectively                       (1,286,836)        (1,713,474)
                                          ------------ ------------------
 Net increase (decrease) in net assets
  resulting from capital share
  transactions                                (254,383)           528,092
                                          ------------ ------------------
Total Increase (Decrease)  in Net Assets       507,627         (2,154,592)

Net Assets:
Beginning of period                          7,101,560          9,256,152
                                          ------------ ------------------
End of period (including accumulated excess
net investment income distributions and
undistributed net investment income:
$3,315 and $21,487, respectively)           $7,609,187         $7,101,560
                                          ============  =================


* Unaudited

See Notes to Financial Statements

SMALLCAP WORLD FUND
NOTES TO FINANCIAL STATEMENTS
Unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

 ORGANIZATION - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

 SIGNIFICANT ACCOUNTING POLICIES - The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60/th/ day, based on the value determined on the 61/st/ day. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets or liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies.

 2. FEDERAL INCOME TAXATION - It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

  As of March 31, 1999, net unrealized appreciation on investments for book and federal income tax purposes aggregated $741,408,000, of which $1,916,874,000 related to appreciated securities and $1,175,466,000 related to depreciated securities. During the six months ended March 31, 1999, the fund realized, on a tax basis, a net capital loss of $107,728,000 on securities transactions. In addition, the fund has deferred, for tax purposes, to fiscal year ending September 30, 1999, the recognition of losses related to non-U.S. currency transactions totaling $1,114,000 which were realized during the period November 1, 1997 through September 30, 1998. The cost of portfolio securities for book and federal income tax purposes was $6,794,277,000 at March 31, 1999.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

 INVESTMENT ADVISORY FEE - The fee of $25,709,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.80% of the first $1 billion of average net assets; 0.70% of such assets in excess of $1 billion but not exceeding $2 billion; 0.67% of such assets in excess of $2 billion but not exceeding $3 billion; 0.65% of such assets in excess of $3 billion but not exceeding $5 billion; 0.635% of such assets in excess of $5 billion but not exceeding $8 billion; and 0.625% of such assets in excess of $8.0 billion but not exceeding $13.0 billion; and 0.615% of such assets in excess of $13.0 billion.

 DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 1999, distribution expenses under the Plan were $9,706,000. As of March 31, 1999, accrued and unpaid distribution expenses were $1,395,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $1,577,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

 TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $4,480,000.

 DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1999, aggregate deferred compensation and earnings thereon since the plan's adoption (1993), net of any payments to directors, were $215,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

   The fund made purchases and sales of investment securities, excluding short-term securities, of $1,498,558,000 and $1,925,601,000, respectively, during the six months ended March 31, 1999.

  As of March 31, 1999, accumulated net realized loss on investments was $108,550,000 and additional paid-in capital was $6,978,965,000. The fund reclassified $53,923,000 from undistributed net realized gains to additional paid-in capital during the six months ended March 31, 1999 for the prior fiscal year-end.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $676,000 includes $26,000 that was paid by these credits rather than in cash.

  Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended March 31, 1999, such non-U.S. taxes were $2,222,000. Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, and other receivables and payables, on a book basis, were $147,000 for the six months ended March 31, 1999.

5. TRANSACTIONS WITH AFFILIATES - Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended March 31, 1999 is as follows:

                                         Beginning                                Ending
Company                                     Shares    Purchases       Sales       Shares

ABR Information Services                 1,865,000           -            -    1,865,000
ACTIVISION /1/                           1,215,000           -      645,000      570,000
Alarmguard Holdings                        360,000           -      360,000           -
Alliance Atlantis Communications         1,069,675      179,500       8,975    1,240,200
Alvis /1/                                4,831,250           -    4,670,550      160,700
American Dental Partners                   443,000           -            -      443,000
American Healthcorp                        522,000           -            -      522,000
Aminex /1/                               3,250,000    1,000,000           -    4,250,000
Anesta                                     550,000      190,000           -      740,000
Antena 3 de Television                       1,500           -            -        1,500
APCOA Parking                              120,800           -            -      120,800
Ascent Entertainment Group               1,930,000           -      356,200    1,573,800
Avocet Mining                            3,850,000           -            -    3,850,000
Benor Tankers                            1,240,000           -            -    1,240,000
Brightpoint                              2,732,500           -            -    2,732,500
Cabre Exploration                        1,033,400       65,600           -    1,099,000
Cadiz Land                               2,122,000       53,900           -    2,175,900
Cambrex                                  1,400,000           -            -    1,400,000
Carbide/Graphite Group /1/                 511,800           -      226,700      285,100
Castellum /1/                            2,515,000       50,000     205,800    2,359,200
CB Richard Ellis Services /1/            1,042,800           -            -    1,042,800
Celestial Seasonings                       520,000       10,000           -      530,000
Cheesecake Factory                       1,295,500           -            -    1,295,500
Chrysalis Group /1/                      1,824,000           -      350,000    1,474,000
CIMA LABS                                  617,200           -            -      617,200
Computer Motion                            434,900           -            -      434,900
Consolidated Products                    1,250,000      312,500           -    1,562,500
Corporate Investments                   27,900,000           -            -   27,900,000
Corporate Services Group /1/            13,092,098           -    3,563,671    9,528,427
Cost Plus                                  500,000      355,000           -      855,000
Cymer /1/                                1,500,000      182,700     500,000    1,182,700
Cytyc                                      933,700           -      933,700            -
Data Broadcasting                        2,130,000           -    2,130,000            -
Digene                                     800,000           -            -      800,000
Edify /1/                                1,055,000           -      334,300      720,700
Etec Systems                               460,000      750,000           -    1,210,000
EUROBIKE                                   364,000           -            -      364,000
Filofax Group                            1,956,000           -    1,956,000            -
Four Media /1/                             610,000       30,000     596,700       43,300
Franklin Covey /1/                       1,350,000           -      975,000      375,000
Great Eastern Shipping                  14,728,000           -            -   14,728,000
Gymboree                                 1,435,600           -            -    1,435,600
Hardy Oil & Gas                          9,058,014           -    9,058,014            -
Hartmarx                                 1,787,900           -            -    1,787,900
Highpoint Telecommunications                    -     1,000,000           -    1,000,000
HIT Entertainment                          840,000      213,420           -    1,053,420
HNC Software                             1,595,000       80,198           -    1,675,198
Hollis-Eden Pharmaceuticals                     -       555,556           -      555,556
Imax                                     1,558,000           -            -    1,558,000
Independent Insurance Group              8,150,000    5,790,000           -   13,940,000
Inhale Therapeutic Systems                      -     1,000,000           -    1,000,000
InterCept Group                            500,000       25,000           -      525,000
Intertape Polymer Group                  1,500,000           -            -    1,500,000
Jo-Ann Stores                            1,050,000           -            -    1,050,000
KCI Konecranes International /1/           911,700           -      210,000      701,700
KeraVision                                 795,000           -            -      795,000
Landec                                     690,000           -      690,000            -
Laurentian Bank of Canada                  987,100       34,700           -    1,021,800
Lazare Kaplan International                550,000           -       86,300      463,700
Lions Gate Entertainment                 2,766,667           -    1,383,333    1,383,334
Liquidation World                          450,000           -            -      450,000
LoJack                                   1,347,000           -      135,600    1,211,400
Material Sciences /1/                    1,000,000           -      912,800       87,200
McWhorter Technologies /1/                 706,000           -      596,600      109,400
MDC Communications                         433,333      537,600           -      970,933
MemberWorks                                961,700           -      961,700            -
Micrel                                   1,275,000      121,000     150,000    1,246,000
MIF                                        682,902            1           -      682,903
Milltronics /1/                            900,000           -      507,800      392,200
Momentum Business Applications                  -       302,000           -      302,000
Morton's Restaurant Group                  415,000           -            -      415,000
NCO Group                                  995,300           -       12,900      982,400
Nice Systems                                60,000      565,000           -      625,000
Nobel Biocare                              940,000      451,900           -    1,391,900
Nordic American Tanker Shipping            733,500           -      733,500            -
Norsk Lotteridrift                         965,000           -            -      965,000
OM Gruppen /1/                           4,329,300           -    1,289,000    3,040,300
OrthoLogic                               1,620,000           -            -    1,620,000
Paladin Resources                       11,270,998           -            -   11,270,998
Pharmacyclics                              795,000           -            -      795,000
Philippine Gold                          4,953,700           -            -    4,953,700
Piercing Pagoda                            502,500           -            -      502,500
Platinum Software /1/                    1,625,000      195,000           -    1,820,000
PMC-Sierra                               1,900,000       95,000           -    1,995,000
Puerto Rican Cement                        371,000           -       37,700      333,300
Ramco Energy                             1,597,000           -            -    1,597,000
Ranger Oil                               7,018,915           -            -    7,018,915
Rent-Way /1/                               600,000           -            -      600,000
Safety 1st                                 460,000           -      460,000            -
Saville Systems Ireland                         -     2,200,000           -    2,200,000
SBS Broadcasting                           887,900       82,750           -      970,650
Scottish Media Group /1/                 3,280,000           -            -    3,280,000
SEQUUS Pharmaceuticals                   1,709,584           -    1,709,584            -
Simeon Wines                                    -     3,900,000           -    3,900,000
SkyTel Communications                    3,725,000      170,000           -    3,895,000
Strategic Distribution                   1,890,000           -    1,890,000            -
Sunglass Hut International               1,200,000    2,000,000           -    3,200,000
Technical Chemicals and Products           600,000           -      600,000            -
Trimble Navigation                       1,250,000      200,000           -    1,450,000
Ugland International Holdings            7,342,000           -            -    7,342,000
UroCor                                     600,000           -            -      600,000
Vanstar                                  2,700,000           -    2,700,000            -
Vincam Group                             1,017,750           -    1,017,750            -
Warrantech                                 860,000           -      860,000            -
Whitehall Jewellers                        510,000           -           -       510,000
Wolford Group                              324,000           -           -       324,000
Zonagen                                    640,000           -           -       640,000
Total


                                                         Market
                                          Dividend        Value
Company                                     Income   at 3/31/99
                                             (000)        (000)
ABR Information Services                        -       $32,404
ACTIVISION /1/                                  -            -
Alarmguard Holdings                             -            -
Alliance Atlantis Communications                -        19,400
Alvis /1/                                       -            -
American Dental Partners                        -         3,489
American Healthcorp                             -         3,980
Aminex /1/                                      -            -
Anesta                                          -        16,696
Antena 3 de Television                          -        39,207
APCOA Parking                                   -         8,879
Ascent Entertainment Group                      -        17,213
Avocet Mining                                   -         1,693
Benor Tankers                                   -         3,209
Brightpoint                                     -        16,139
Cabre Exploration                               -         9,477
Cadiz Land                                      -        17,407
Cambrex                                         $84      30,975
Carbide/Graphite Group /1/                      -            -
Castellum /1/                                  851           -
CB Richard Ellis Services /1/                    -           -
Celestial Seasonings                             -       11,461
Cheesecake Factory                               -       30,768
Chrysalis Group /1/                             65           -
CIMA LABS                                        -        1,890
Computer Motion                                  -        4,349
Consolidated Products                            -       27,441
Corporate Investments                          445       11,506
Corporate Services Group /1/                     -           -
Cost Plus                                        -       25,116
Cymer /1/                                        -           -
Cytyc                                            -           -
Data Broadcasting                                -           -
Digene                                           -        6,300
Edify /1/                                        -           -
Etec Systems                                     -       35,619
EUROBIKE                                       203        4,439
Filofax Group                                    -           -
Four Media /1/                                   -           -
Franklin Covey /1/                               -           -
Great Eastern Shipping                           -        8,517
Gymboree                                         -       12,831
Hardy Oil & Gas                                  -           -
Hartmarx                                         -        8,716
Highpoint Telecommunications                     -        5,406
HIT Entertainment                                8       10,367
HNC Software                                     -       54,863
Hollis-Eden Pharmaceuticals                      -        8,559
Imax                                             -       30,381
Independent Insurance Group                      -       61,059
Inhale Therapeutic Systems                       -       27,125
InterCept Group                                  -        4,462
Intertape Polymer Group                        133       39,563
Jo-Ann Stores                                    -       12,863
KCI Konecranes International /1/               605           -
KeraVision                                       -       12,124
Landec                                           -           -
Laurentian Bank of Canada                      261       15,827
Lazare Kaplan International                      -        3,188
Lions Gate Entertainment                         -        5,047
Liquidation World                                -        4,179
LoJack                                           -        9,313
Material Sciences /1/                            -           -
McWhorter Technologies /1/                       -           -
MDC Communications                               -        8,695
MemberWorks                                      -           -
Micrel                                           -       62,378
MIF                                              -       13,255
Milltronics /1/                                  -           -
Momentum Business Applications                   -        2,699
Morton's Restaurant Group                        -        6,432
NCO Group                                        -       36,349
Nice Systems                                     -       18,437
Nobel Biocare                                    -       19,143
Nordic American Tanker Shipping                370           -
Norsk Lotteridrift                               -        3,122
OM Gruppen /1/                               2,024           -
OrthoLogic                                       -        4,860
Paladin Resources                                -        3,273
Pharmacyclics                                    -       13,118
Philippine Gold                                  -          719
Piercing Pagoda                                  -        4,491
Platinum Software /1/                            -           -
PMC-Sierra                                       -      142,019
Puerto Rican Cement                            127       10,686
Ramco Energy                                     -        5,926
Ranger Oil                                       -       28,076
Rent-Way /1/                                     -           -
Safety 1st                                       -           -
Saville Systems Ireland                          -       26,950
SBS Broadcasting                                 -       31,182
Scottish Media Group /1/                       472           -
SEQUUS Pharmaceuticals                           -           -
Simeon Wines                                     -       10,163
SkyTel Communications                            -       64,754
Strategic Distribution                           -           -
Sunglass Hut International                       -       33,600
Technical Chemicals and Products                 -           -
Trimble Navigation                               -       14,138
Ugland International Holdings                    -        9,357
UroCor                                           -        2,925
Vanstar                                          -           -
Vincam Group                                     -           -
Warrantech                                       -           -
Whitehall Jewellers                              -        7,841
Wolford Group                                    7       15,009
Zonagen                                         -        13,760
Total                                        $5,655  $1,326,804

/1/ Unaffiliated issuer at 3/31/1999

PER-SHARE DATA AND
RATIOS



                                        Six Months Year Ended September      30
                                             Ended   -------- -------- --------  --------   --------
                                      3/31/1999 /1/      1998     1997     1996      1995       1994
-----------------------                  ---------  --------- ---------------------------  ---------
Net Asset Value,
Beginning of Period                         $22.14     $30.72   $26.92   $26.11    $23.61     $22.72
                                         ---------  --------- ---------------------------  ---------
 Income (Loss) From Investment
 Operations:
  Net investment income                        0.01     0.0738   0.1012     0.17      0.22       0.09
  Net gains (losses) on securities
   (both realized and unrealized)              3.74     (6.10)   6.1688     3.32      3.79       1.83
                                         ---------  --------- ---------------------------  ---------
   Total from investment
    operations                                 3.75     (6.03)     6.27     3.49      4.01       1.92
                                         ---------  --------- ---------------------------  ---------
 Less Distributions:
  Dividends (from
   net investment
   income)                                   (0.09)     (0.05)   (0.12)   (0.23)    (0.16)     (0.06)
  Distributions
   (from capital
   gains)                                    (1.29)     (2.50)   (2.35)   (2.45)    (1.35)     (0.97)
                                         ---------  --------- ---------------------------  ---------
   Total distributions                       (1.38)     (2.55)   (2.47)   (2.68)    (1.51)     (1.03)
                                         ---------  --------- ---------------------------  ---------
Net Asset Value, End
 of Period                                  $24.51     $22.14   $30.72   $26.92    $26.11     $23.61
                                         =========  ========= ===========================  =========
Total Return                            17.22% /3/   (20.70)%    25.41%   15.21%    18.59%     8.60%

Ratios/Supplemental
 Data:

 Net assets, end
  of period (in
  millions)                                 $7,609     $7,102   $9,256   $6,607    $4,625     $3,497
 Ratio of expenses
  to average net
  assets                                  .55% /3/       1.06%    1.07%    1.09%    1.13%      1.12%
 Ratio of net income
  to average net
  assets                                  .04% /3/        .27%     .40%     .68%     .97%       .38%
 Portfolio turnover
  rate                                  21.62% /3/     44.31%   42.21%   42.88%     45.63%    29.43%



/1/ Unaudited

/2/ Excludes maximum sales
 charge of 5.75%.

/3/ Based on operations for
 the period shown and,
 accordingly, not
 representative of a full
 year.

[THE AMERICAN FUNDS GROUP(R)]

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02105-1713

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

PREPARING FOR THE YEAR 2000 The fund's key service providers - Capital Research and Management Company, the investment adviser, and American Funds Service Company, the transfer agent - have updated all significant computer systems to process date-related information properly following the turn of the century. Testing of these and other systems with business partners, vendors and other service providers will continue through much of 1999. We will continue to keep you up to date in our regular publications. If you'd like more detailed information, call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL FREE, AT 800/421-0180, OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of SMALLCAP World Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 1999, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA  BDA/L/3216
Lit. No. SCWF-013-0599